Restatement Of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement Of Previously Issued Financial Statements
2. Restatement of Previously Reported Financial Statements
The Company previously restated its financial statements for the year ended December 31, 2021, and for the unaudited quarters ended March 31, 2022, and 2021, and June 30, 2022, and 2021, as discussed in its Quarterly Report on Form
10-Q/A
for the period ended June 30, 2022 and Current Report on Form
8-K/A,
each filed with the SEC on December 8, 2022.
As previously disclosed, the Company reviewed the accounting for Transaction Costs incurred in connection with the transaction with Zanite, which include among other things fees for financial, accounting and legal advisors
. The Transaction Costs were paid by ERJ and EAH and recognized by these entities without being pushed down to the Company. The Company concluded that the Transaction Costs that were directly related to the Company’s business should follow the guidance in SEC Staff Accounting Bulletin Topic
5
.T, Accounting for Expenses or Liabilities Paid By Principal Stockholder(s), and should be pushed down and recorded in the Company’s financial statements in
2022
and
2021
.
The adjus
tment related to the Transaction Costs resulted in an additional expense of $
0.4
 million and $
2.0
 million for the three and nine months ended September
30
,
2021
, respectively. See more details in Note
14
.
The unaudited condensed combined financial statements as of September 30, 2021 and the three and nine months ended September 30, 2021 have been restated to conform with the prior 2021 quarters as follows:
UNAUDITED CONDENSED COMBINED STATEMENTS OF OPERATIONS

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	As Reported	Restatement Adjustments	As Restated	As Reported	Restatement Adjustments	As Restated
Operating expenses
Research and development	$(2,805,955)	$—	$(2,805,955)	$(6,636,418)	$—	$(6,636,418)
General and administrative	(515,354)	(423,752)	(939,106)	(1,272,764)	(1,992,848)	(3,265,612)

Operating loss	(3,321,309)	(423,752)	(3,745,061)	(7,909,182)	(1,992,848)	(9,902,030)

Financial and foreign exchange gain, net	(14,041)	—	(14,041)	(57,914)	—	(57,914)

Loss before income taxes	(3,335,350)	(423,752)	(3,759,102)	(7,967,096)	(1,992,848)	(9,959,944)

Income tax benefit (expenses)	—	—	—	—	—	—

Net loss	$(3,335,350)	$(423,752)	$(3,759,102)	$(7,967,096)	$(1,992,848)	$(9,959,944)

Net loss per share basic and diluted	(0.02)	—	(0.02)	(0.04)	—	(0.05)
Weighted-average number of shares outstanding – basic and diluted	220,000,000	—	220,000,000	220,000,000	—	220,000,000

UNAUDITED CONDENSED COMBINED STATEMENTS OF CASH FLOWS

	Nine Months Ended September 30, 2021
	As Reported	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(7,967,096)	$(1,992,848)	$(9,959,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software	65,835	—	65,835
Long-term incentive plan expense	111,731	—	111,731
Changes in operating assets and liabilities:
Other assets	(3,959)	(2,979,062)	(2,983,021)
Accounts payable	(586,231)	—	(586,231)
Related party payables	—	4,971,910	4,971,910
Other payables	921,084	—	921,084

Net cash used in operating activities	(7,458,636)	—	(7,458,636)

Cash flows from financing activities:
Transfer from Parent	7,104,583	—	7,104,583
Gross capital contribution	15,000,000	—	15,000,000

Net cash provided by financing activities	22,104,583	—	22,104,583

Increase (decrease) in cash and cash equivalents	14,645,947	—	14,645,947

Cash and cash equivalents at the beginning of the period	—	—	—

Cash and cash equivalents at the end of the period	$14,645,947	$—	$14,645,947

Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent	$2,790,336	$—	$2,790,336
Note: The cash flow restatement related adjustments directly relate to the adjustment noted above that also impacted the statement of operations.
Please refer to the Audited Combined Financial Statements of the Urban Air Mobility Business of Embraer S.A. as of and for the years ended December 31, 2021 and 2020, as restated, filed on Form
8-K/A
on December 8, 2022, for restatement adjustments impacting the December 31, 2021 consolidated balance sheet.

2. Restatement of Previously Reported Financial Statements
The Combined Financial Statements for the year ended December 31, 2021 and related disclosures have been restated in accordance with the changes described below.

	As of December 31, 2021	Restatement Adjustments	As of December 31, 2021 As Restated
Assets
Current:
Cash and equivalents	$14,376,523	$—	$14,376,523
Related party receivable	220,000	—	220,000
Other current assets	21,140	6,253,257	6,274,397

Total current assets	14,617,663	6,253,257	20,870,920

Capitalized software, net	699,753	—	699,753

Total assets	$15,317,416	$6,253,257	$21,570,673

Liabilities and Net Parent Equity
Current:
Accounts payable	$877,641	$—	$877,641
Related party payable (i)	—	8,642,340	8,642,340
Derivative financial instruments	32,226	—	32,226
Other payables	616,156	—	616,156

Total current liabilities	1,526,023	8,642,340	10,168,363

Other noncurrent payables	702,921	—	702,921

Total liabilities	2,228,944	8,642,340	10,871,284

Net parent equity
Net parent investment	13,120,698	(2,389,083)	10,731,615
Accumulated other comprehensive income/ (loss)	(32,226)	—	(32,226)

Total net parent equity	13,088,472	(2,389,083)	10,699,389

Total liabilities and net parent equity	$15,317,416	$6,253,257	$21,570,673

(i)	The Related party payable recognized will be paid to ERJ and EAH upon the Closing of the transaction with Zanite.

	Year Ended December 31,
	2021	Restatement	2021
	As Reported	Adjustments	As Restated
Operating expenses
Research and development	$(13,279,780)	$—	$(13,279,780)
General and administrative	(2,509,859)	(2,389,083)	(4,898,942)
Operating loss	(15,789,639)	(2,389,083)	(18,178,722)

Financial and foreign exchange gain, net	(77,147)	—	(77,147)

Loss before income taxes	(15,866,786)	(2,389,083)	(18,255,869)

Income tax benefit (expense)	—	—	—

Net loss	$(15,866,786)	$(2,389,083)	$(18,255,869)

	Year Ended December 31,
	2021	Restatement	2021
	As Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(15,866,786)	$(2,389,083)	$(18,255,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized software	107,931	—	107,931
Long-term incentive plan expense	150,099	—	150,099
Changes in operating assets and liabilities:
Other assets	(17,030)	(6,253,257)	(6,270,287)
Related party receivable	(220,000)	—	(220,000)
Accounts payable	30,653	—	30,653
Related party payable	—	8,642,340	8,642,340
Other payables	929,123	—	929,123
Net cash used in operating activities	(14,886,010)	—	(14,886,010)
Cash flows from financing activities:
Transfer from Parent	14,262,533	—	14,262,533
Capital contribution	15,000,000	—	15,000,000
Net cash provided by financing activities	29,262,533	—	29,262,533

Increase (decrease) in cash and cash equivalents	14,376,523	—	14,376,523

Cash and cash equivalents at the beginning of the period	—	—	—
Cash and cash equivalents at the end of the period	$14,376,523	$—	$14,376,523

Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent	$784,241	$—	$784,241
Transaction Costs Adjustment
In November 2022, Eve Holding, Inc. reviewed its accounting for costs incurred (Transaction Costs) in connection with the transaction with Zanite, which include, among other things, fees for financial, accounting and legal advisors. These costs were paid by Embraer S.A. and Embraer Aircraft Holding, Inc. and recognized as expenses by these entities as the initial understanding was that these expenses were primarily benefiting those two entities. SEC SAB Topic 5.T. Accounting for Expenses or Liabilities Paid By Principal Stockholder(s) notes that in scenarios where a principal stockholder pays an expense which benefits the company, it is in substance a capital contribution to the company, unless the stockholder’s action is caused by a relationship or obligation completely unrelated to their position as a stockholder or such action clearly does not benefit the company. This aligns with SEC SAB Topic 1.B. Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity, which states the expectation of the
SEC staff is that the historical income statements of a registrant should reflect the costs of doing business, which would include fees for transaction-related costs such as accounting and legal services.
Management evaluated the transaction costs paid by the Embraer S.A. and Embraer Aircraft Holding, Inc for the benefit of the UAM Business of Embraer S.A. and concluded $2,389,083 should have been expensed in these carve-out
financial statements during the year ended December 31, 2021. Such transaction costs included professional service fees for the preparation of the carve-out
and audit fees for the combined Eve UAM Business. Further, management identified $6,253,257 of transaction costs paid by Embraer S.A. and Embraer Aircraft Holding, Inc. which were directly and incrementally beneficial to the Business Combination (as defined in Note 1) which were deferred in the Combined Financial Statements as Other Current Assets against and Related Parties Payables. Refer to Notes 5 and 6 for more details.